Dispositions of subsidiaries (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Inventories, net	$ 1,556,052	$ 5,490,877
Discontinued Operation [Member]
Cash	19,174	10,946
Accounts receivable, net	919,431	63,411
Advances to suppliers	72,731	370
Inventories, net	79,172	120,781
Due from related parties	5,581	205,825
Other current assets	259	6,848
Right-of-use assets, net	0	114,874
Property and equipment	1,188	1,503
Total assets of disposed entities	1,097,536	524,558
Bank loans	195,739	202,405
Accounts payable	888,937	19,986
Operating lease liabilities	0	118,884
Due to related parties		30,343
Other current liabilities	264,663	157,526
Total liabilities of disposed entities	$ 1,349,339	$ 529,144